Plan Description - Contributions (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Cincinati [Member]
EBP, Description of Plan [Line Items]
EBP Employer Contribution, Non-Elective Contribution	6.00%
White Springs [Member]
EBP, Description of Plan [Line Items]
EBP Employer Contribution, Non-Elective Contribution	6.00%
Lima and Mulberry [Member]
EBP, Description of Plan [Line Items]
EBP Employer Contribution, Non-Elective Contribution	6.00%
Maximum [Member] | Lima [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	3.00%
EBP 007 [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Participant Contribution, Automatic, Deferral Rate	3.00%
EBP 007 [Member] | Lima, Mulberry and WhiteSprings [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.00%
EBP 007 [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	75.00%
Employer Benefit Plan, Vested Balance, Distribution Threshold	$ 7,000
Employee Benefit Plan, Participant Contribution, Automatic, Deferral Rate Annual Increase	10.00%
EBP 007 [Member] | Minimum [Member]
EBP, Description of Plan [Line Items]
Employer Benefit Plan, Vested Balance, Distribution Threshold	$ 1,000
Employee Benefit Plan, Participant Contribution, Automatic, Deferral Rate Annual Increase	1.00%